Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Securities held to maturity, Fair Value	$ 34,403	$ 34,521	$ 0
Loans, allowance for loan losses	14,618	14,767	20,338
Other real estate owned, valuation allowance	$ 108	$ 254	$ 811
Preferred stock, par value	$ 2	$ 2	$ 2
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 2	$ 2	$ 2
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	11,862,367	11,862,367	6,069,551
Common stock, shares outstanding	11,862,367	11,862,367	6,069,551
Nonvested shares	58,400	73,500	39,400
Series A Fixed Rate Cumulative Perpetual Preferred
Preferred stock, par value	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares issued	24,000	24,000	24,000
Preferred stock, shares outstanding	24,000	24,000	24,000
Series B Non-Voting Mandatorily Convertible Non-Cumulative Preferred
Preferred stock, shares outstanding	5,240,192	5,240,192